Class A Common Stock Subject to Possible Redemption (Details) - Schedule of Common Stock Subject to Possible Redemption - Class A Common Stock Subject to Possible Redemption [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds		$ 287,500,000
Less:
Proceeds allocated to Public Warrants		(14,662,500)
Issuance costs allocated to Class A common stock		(19,627,833)
Plus:
Adjust carrying value to initial redemption value		40,083,762
Class A common stock subject to possible redemption at beginning		$ 293,293,429
Less:
Redemption	$ (188,132,132)
Plus:
Remeasurement of carrying value to initial redemption value	8,967,458
Class A common stock subject to possible redemption at ending	$ 114,128,755